GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 16, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details) [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic		$ (2,615,151)	$ (3,132,301)	$ (9,812,974)	$ (8,773,399)
Net Cash Provided by (Used in) Operating Activities		(1,167,621)	$ (1,219,982)	(4,523,751)	(1,997,072)
Cash		137,613		$ 953,234	$ 239,781
		$ (2,609,389)
Subsequent Event [Member]
GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details) [Line Items]
Proceeds from Issuance of Private Placement	$ 2,000,000